Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment as of November 30, 2023 and February 28, 2023, consisted of the following:

	November 30, 2023	February 28, 2023
Furniture and Fixtures	$17,018	$17,018
Computer and Equipment	80,161	73,548
Total	97,179	90,566
Accumulated depreciation	(89,266)	(74,030)
Property and Equipment, net of depreciation	$7,913	$16,536

Property and equipment as of February 28, 2023, and 2022 consisted of the following:

	February 28, 2023	February 28, 2022
Furniture and Fixtures	$17,018	$17,018
Computer and Equipment	73,548	70,621
Total	90,566	87,639
Accumulated depreciation	(74,030)	(43,645)
Property and Equipment, net of depreciation	$16,536	$43,994